License revenue - Narrative (Details)		1 Months Ended			6 Months Ended	12 Months Ended
	Oct. 03, 2022 USD ($)	Nov. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Oct. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) performanceObligation	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Distinct performance obligation | performanceObligation						1
License
Disaggregation of Revenue [Line Items]
Revenue from contract with customer						$ 6,194,000	$ 1,507,000	$ 242,000
Remaining performance obligation, variable consideration amount					$ 0	0	0	0
License | Moderna
Disaggregation of Revenue [Line Items]
Proceeds from license fees received					$ 2,000,000.0
Upfront non-refundable payment				$ 1,500,000
License | Bristol-Myers Squibb Company (“BMS”)
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 3,500,000	$ 3,500,000				3,500,000
Royalty
Disaggregation of Revenue [Line Items]
Revenue from contract with customer						$ 0	$ 0	$ 0
Development And Commercialization Of mRNA | Moderna | Moderna
Disaggregation of Revenue [Line Items]
Variable consideration			$ 2,000,000.0